Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Other assets	¥ 138,507	¥ 154,226
Other noncurrent liabilities	(43,402)	(48,247)
Net deferred tax assets	¥ 95,105	¥ 105,979